Summary of Significant Accounting Policies (Details) - Schedule of common stock reflected in the balance sheet are reconciled	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of common stock reflected in the balance sheet are reconciled [Abstract]
Gross proceeds	$ 172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption	$ 174,225,000